UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/00

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:


Harold I. Pratt          Boston, Massachusetts    5/10/2000
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $38,209
                                            (thousands)


List of other Included Managers:  NONE

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
                                        Form 13F INFORMATION TABLE

                                          VALUE     SHS/ SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER        CLASS   CUSIP       X$1000)   PRN AMT   DISCRETION   MGRS  SOLE SHARED NONE

Abbott Laboratories    COM    002824100   506701   14400 SH     Other      N/A        14400
American Int'l Group   COM    026874107  1392079   12713 SH     Other      N/A        12713
ATT Corp               COM    001957109   186169    3307 SH     Other      N/A         3307
Automatic Data Proc.   COM    053015103   716513   14850 SH     Other      N/A        14850
Bemis Co. Inc.         COM    081437105  7305675  198120 SH     Other      N/A       198120
Berkshire Hathaway B   COM    846702207  1206660     663 SH     Other      N/A          663
Cintas Corp.           COM    172908105    41146    1050 SH     Other      N/A         1050
Coca Cola              COM    191216100  2148428   45772 SH     Other      N/A        45772
Disney (Walt) Co.      COM    254687106   465920   11295 SH     Other      N/A        11295
Elec. Data Sys.        COM    285661104   755489   11770 SH     Other      N/A        11770
Exxon                  COM    302290101    59856     768 SH     Other      N/A          768
General Electric       COM    369604103  4799325   30839 SH     Other      N/A        30839
Gillette Co.           COM    375766102   250698    6652 SH     Other      N/A         6652
Hewlett Packard Co.    COM    428236103   915344    6905 SH     Other      N/A         6905
Intel Corp.            COM    458140100   675523    5120 SH     Other      N/A         5120
Johnson & Johnson      COM    478160104  3376994   48071 SH     Other      N/A        48071
Lucent Technologies    COM    549463107   330226    5345 SH     Other      N/A         5345
Marsh & McLennan       COM    571748102   419187    3800 SH     Other      N/A         3800
McDonalds              COM    580135101  1561494   41779 SH     Other      N/A        41779
Merck                  COM    589331107  4092242   65871 SH     Other      N/A        65871
Microsoft              COM    594918104   255000    2400 SH     Other      N/A         2400
Morgan, J.P.           COM    616880100  1015799    7710 SH     Other      N/A         7710
Motorola Inc.          COM    620076109   372300    2550 SH     Other      N/A         2550
Pepsico                COM    713448108   237150    6800 SH     Other      N/A         6800
Procter & Gamble       COM    742718109  1223115   21648 SH     Other      N/A        21648
Raytheon CLB           COM    755111408   279742   15760 SH     Other      N/A        15760
State Street Boston    COM    857473102  1781535   18390 SH     Other      N/A        18390
Stryker                COM    863667101   591134    8475 SH     Other      N/A         8475
Sysco                  COM    871829107  1240534   34340 SH     Other      N/A        34340
United Dominion Rlty   COM    910197102     7044     700 SH     Other      N/A          700